Additional information on the consolidated statements of income (loss) (Tables)	12 Months Ended
Dec. 31, 2023
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Disclosure of detailed information about consolidated statements of loss [Table Text Block]
	2023	2022
	$	$
Revenues

Royalty interests	160,430	144,066
Stream interests	86,890	73,743
	247,320	217,809

Cost of sales

Royalty interests	511	1,055
Stream interests	16,135	15,021
	16,646	16,076

Depletion

Royalty interests	24,017	27,362
Stream interests	32,376	23,993
	56,393	51,355
	2023	2022
	$	$
Other operating expenses

Employee benefit expenses (see below)	25,785	15,186
Impairment of assets	47,619	1,818
Professional fees	6,622	4,633
Insurance costs	2,005	2,005
Amortization	1,222	1,060
Travel expenses	904	606
Communication and promotional expenses	867	842
Public company expenses	810	782
Rent and office expenses	559	561
Cost recoveries	(740)	(552)
Other expenses	974	468
	86,627	27,409
Employee benefit expenses

Salaries and short-term employee benefits	11,408	8,282
Termination benefits (Note 21)	5,548	-
Share-based compensation	8,951	7,124
Cost recoveries	(122)	(220)
	25,785	15,186

Other losses, net

Change in fair value of financial assets at fair value through profit and loss	(13,156)	(16,848)
Net gain on dilution of investments in associates	4,842	3,604
Net gain on acquisition of investments (i)	-	48
Net loss on disposal of an associate (Note 10)	(7,437)	-
Net loss on deemed disposal of an associate (Note 10)	(3,057)	-
Impairment of investments in associates (Note 10)	(64,771)	(2,361)
Expected credit loss and write-off of other investments (Note 11)	(37,209)	-
Other	635	-
	(120,153)	(15,557)

(i) Represents changes in the fair value of the underlying investments between the respective subscription dates and the closing dates.